Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000932787
Document Type	11-K
Entity Registrant Name	STMicroelectronics N.V.
EBP 001
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000932787
Document Type	11-K
Entity Registrant Name	STMicroelectronics N.V.